VESSEL AND CAPITALIZED DRY-DOCKING (Tables)	9 Months Ended
Sep. 30, 2023
VESSEL AND CAPITALIZED DRY-DOCKING
Schedule of tangible fixed assets

USDm	30 September 2023	30 September 2022	31 December 2022
Cost:
Balance as of beginning of period	2,421.2	2,443.3	2,443.3
Additions	377.8	63.5	77.2
Disposals	(33.8)	(5.3)	(14.2)
Transferred from prepayments	33.0	55.1	55.1
Transferred to assets held-for-sale	(80.9)	(140.1)	(140.2)
Balance	2,717.3	2,416.5	2,421.2

Depreciation:
Balance as of beginning of period	543.8	475.0	475.0
Disposals	(27.3)	(5.3)	(14.2)
Depreciation for the period	106.1	99.9	133.7
Transferred to assets held-for-sale	(35.1)	(50.7)	(50.7)
Balance	587.5	518.9	543.8

Impairment:
Balance as of beginning of period	21.5	30.5	30.5
Impairment losses on tangible fixed assets	—	2.8	2.7
Transferred to assets held-for-sale	(2.2)	(11.9)	(11.7)
Balance	19.3	21.4	21.5

Carrying amount	2,110.5	1,876.2	1,855.9